INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets and liabilities
Balance	$ 3,743,709	$ 5,601,821
Balance	(21,101,871)	(13,591,942)
Balance	17,358,162	7,990,121	$ 22,239,826
Acquisition of control through Business combination		(343,230)
Income tax provision	1,888,006	(4,836,941)	4,672,417
Charge to OCI	(1,133,228)	576,453	(4,507,311)
Conversion difference	2,438,454	(4,764,323)	14,084,599
Balance	4,535,752	3,743,709	5,601,821
Balance	(18,700,682)	(21,101,871)	(13,591,942)
Balance	14,164,930	17,358,162	7,990,121
Deferred tax asset
Deferred tax assets and liabilities
Balance	3,743,709	5,601,821	3,372,101
Acquisition of control through Business combination		(343,230)
Income tax provision	1,159,590	(1,868,335)	2,962,112
Transfer from deferred tax liabilities	3,939	781,896	(1,148)
Conversion difference	(371,486)	(428,443)	(731,244)
Balance	4,535,752	3,743,709	5,601,821
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	2,663,813	3,638,269	1,059,746
Acquisition of control through Business combination		113,289
Income tax provision	(133,346)	(1,306,198)	3,631,690
Conversion difference	(167,810)	218,453	(1,053,167)
Balance	2,362,657	2,663,813	3,638,269
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	32,062	35,944	96,394
Acquisition of control through Business combination		25,868
Income tax provision	20,222	(33,200)	(27,872)
Conversion difference	(11,101)	3,450	(32,578)
Balance	41,183	32,062	35,944
Trade receivables
Deferred tax assets and liabilities
Balance	374,425	462,756	829,095
Income tax provision	764,707	(114,765)	(16,762)
Conversion difference	(71,078)	26,434	(349,577)
Balance	1,068,054	374,425	462,756
Royalties
Deferred tax assets and liabilities
Income tax provision	245,140
Balance	245,140
Right-of-use leased asset
Deferred tax assets and liabilities
Income tax provision	5,676
Conversion difference	(252)
Balance	5,424
Allowances
Deferred tax assets and liabilities
Balance		370,930	805,375
Income tax provision		(555,679)	(143,397)
Transfer from deferred tax liabilities		152,159
Conversion difference		32,590	(291,048)
Balance			370,930
Inventories
Deferred tax assets and liabilities
Balance		710,391	367,682
Income tax provision		(119,316)	(767,844)
Transfer from deferred tax liabilities		153,563
Conversion difference		(744,638)	1,110,553
Balance			710,391
Intangible assets
Deferred tax assets and liabilities
Balance		15,098	38,241
Acquisition of control through Business combination		(482,387)
Income tax provision		(22,467)	(11,570)
Transfer from deferred tax liabilities		476,174
Conversion difference		13,582	(11,573)
Balance			15,098
Contingencies
Deferred tax assets and liabilities
Balance			13,612
Transfer from deferred tax liabilities			(13,612)
Government grants
Deferred tax assets and liabilities
Balance	2,649	9,360	41,616
Income tax provision	(6,216)	(7,262)	(21,647)
Transfer from deferred tax liabilities	3,939
Conversion difference	(372)	551	(10,609)
Balance		2,649	9,360
Others
Deferred tax assets and liabilities
Balance	670,760	359,073	120,340
Income tax provision	263,407	290,552	319,514
Transfer from deferred tax liabilities			12,464
Conversion difference	(120,873)	21,135	(93,245)
Balance	813,294	670,760	359,073
Deferred tax liability
Deferred tax assets and liabilities
Balance	(21,101,871)	(13,591,942)	(25,611,927)
Income tax provision	728,416	(2,968,606)	1,710,305
Transfer from deferred tax liabilities	(3,939)	(781,896)	1,148
Charge to OCI	(1,133,228)	576,453	(4,507,311)
Conversion difference	2,809,940	(4,335,880)	14,815,843
Balance	(18,700,682)	(21,101,871)	(13,591,942)
Intangibles assets
Deferred tax assets and liabilities
Balance	(9,458,239)	(5,071,808)	(12,633,408)
Income tax provision	1,469,311	(937,962)	(1,114,442)
Transfer from deferred tax liabilities		(476,174)
Conversion difference	1,149,816	(2,972,295)	8,676,042
Balance	(6,839,112)	(9,458,239)	(5,071,808)
Accumulated Depreciation / Amortization
Deferred tax assets and liabilities
Balance	(9,618,648)	(8,497,756)	(12,923,320)
Income tax provision	45,028	(335,077)	2,811,852
Charge to OCI	(1,133,228)	576,453	(4,507,311)
Conversion difference	1,340,966	(1,362,268)	6,121,023
Balance	(9,365,882)	(9,618,648)	(8,497,756)
Borrowings
Deferred tax assets and liabilities
Balance	(13,170)	(19,372)	(39,257)
Income tax provision	3,548	7,342	3,720
Conversion difference	1,692	(1,140)	16,165
Balance	(7,930)	(13,170)	(19,372)
Contingencies
Deferred tax assets and liabilities
Balance		(2,709)
Income tax provision		2,869	(15,442)
Transfer from deferred tax liabilities			13,612
Conversion difference		(160)	(879)
Balance			(2,709)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(1,706,092)
Income tax provision	(589,811)	(1,706,092)
Conversion difference	263,825
Balance	(2,032,078)	(1,706,092)
Allowances
Deferred tax assets and liabilities
Balance	(152,159)
Income tax provision	(84,515)
Transfer from deferred tax liabilities		(152,159)
Conversion difference	27,184
Balance	(209,490)	(152,159)
Inventories
Deferred tax assets and liabilities
Balance	(153,563)
Income tax provision	(110,152)
Transfer from deferred tax liabilities		(153,563)
Conversion difference	26,457
Balance	(237,258)	(153,563)
Government grants
Deferred tax assets and liabilities
Transfer from deferred tax liabilities	(3,939)
Balance	(3,939)
Others
Deferred tax assets and liabilities
Balance		(297)	(15,942)
Income tax provision	(4,993)	314	24,617
Transfer from deferred tax liabilities			(12,464)
Conversion difference		$ (17)	3,492
Balance	$ (4,993)		$ (297)